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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices)  (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen North Carolina Municipal Bond Fund, for the quarter ended May 31, 2010. This series has August 31 fiscal year end.

Date of reporting period: May 31, 2010

Item 1 – Schedule of Investments

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 1.6%
Charlotte, NC Arpt. RB:
Ser. A, 5.50%, 07/01/2034	$2,500,000	$2,671,575
Ser. B, 5.50%, 07/01/2024	810,000	840,448

		3,512,023

CONTINUING CARE RETIREMENT COMMUNITY 8.7%
North Carolina Med. Care Commission Hlth. Care Facs. RB:
Duke Univ. Proj., Ser. A, 5.00%, 06/01/2039	3,500,000	3,578,960
First Mtge.:
Presbyterian Homes Proj.:
5.40%, 10/01/2027	1,000,000	957,590
5.50%, 10/01/2031	2,000,000	1,850,940
5.60%, 10/01/2036	1,500,000	1,380,120
Well Spring Proj., Ser. C, 2.25%, 01/01/2021	3,000,000	3,000,000
North Carolina Med. Care Commission Hospital RB, Baptist Hospital Proj., 5.25%, 06/01/2029	3,000,000	3,189,630
North Carolina Med. Care Commission Retirement Facs. RB, First Mtge. Givens Estates Proj.:
5.00%, 07/01/2033	1,000,000	864,640
Ser. A, 6.375%, 07/01/2023	3,000,000	3,498,660

		18,320,540

EDUCATION 13.0%
Austin, NC RB, Univ. of North Carolina Chapel Hill Proj., Ser. 2008-1085, IIFRN, 9.25%, 12/01/2036 §	10,000,000	11,087,000
Massachusetts Edl. Fin. Auth. RB, Ser. A, 5.50%, 01/01/2017 ##	2,410,000	2,620,465
North Carolina Capital Facs. Fin. Agcy. RB, Duke Univ. Proj., Ser. A, 5.00%, 10/01/2044	5,000,000	5,186,550
University of North Carolina Charlotte RB, Ser. B, 5.00%, 04/01/2036	4,000,000	4,200,480
University of North Carolina RB, Ser. A, 5.00%, 10/01/2034	4,235,000	4,444,252

		27,538,747

ELECTRIC REVENUE 22.3%
North Carolina Eastern Muni. Power Agcy. Power Sys. RB:
Ser. A:
5.00%, 01/01/2021	5,000,000	5,788,350
6.50%, 01/01/2018	3,750,000	4,452,937
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	11,100,000	12,815,616
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB, Ser. B, 5.00%, 01/01/2026	5,000,000	5,238,050
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj., 5.50%, 01/01/2013	5,000,000	5,345,800
North Carolina Muni. Power Agcy. RRB, Catawba Nuclear Power Proj., Ser. A:
5.00%, 01/01/2021 #	2,720,000	3,017,160
5.00%, 01/01/2030	1,000,000	1,033,100
Puerto Rico Elec. Power Auth. RB:
Ser. UU, FRN, 0.72%, 07/01/2029	6,000,000	4,365,000
Ser. W, 5.50%, 07/01/2038	5,000,000	5,124,350

		47,180,363

HOSPITAL 17.6%
Charlotte-Mecklenburg, NC Hosp. Auth. RRB, Hlth. Care Sys., Ser. A:
5.00%, 01/15/2027	1,885,000	1,961,267
5.25%, 01/15/2034	2,000,000	2,072,880
5.25%, 01/15/2039	4,650,000	4,799,497
Illinois Hlth. Facs. Auth. RB, FRN, 0.56%, 05/15/2024, (Liq.: Merrill Lynch & Co., Inc.)	2,500,000	2,500,000
New Hanover Cnty., NC Hosp. Auth. RB, New Hanover Regl. Med. Ctr. Proj., 5.125%, 10/01/2031	1,800,000	1,861,326
North Carolina Johnston Mem. Hosp. Auth. RB, Johnston Mem. Hosp. Proj., Ser. A, 5.25%, 10/01/2036	8,000,000	8,242,960
North Carolina Med. Care Commission RB:
Grace Hosp., Inc., 5.25%, 10/01/2013	3,825,000	3,833,033
Hugh Chatham Mem. Hosp. Proj., 5.50%, 10/01/2020, (Insd. by Radian Group, Inc.)	1,095,000	1,095,898
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,477,692

1

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
North Carolina Med. Care Commission RB:
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	$3,940,000	$3,944,610
Transylvania Cmnty. Hosp., Inc.:
5.50%, 10/01/2012	385,000	385,100
5.75%, 10/01/2019	1,090,000	1,070,249
South Carolina Jobs EDA Hosp. RRB, Palmetto Hlth., 5.75%, 08/01/2039	3,000,000	2,991,300

		37,235,812

HOUSING 2.7%
North Carolina HFA RB:
Ser. 08-A:
6.00%, 07/01/2011	255,000	255,587
6.10%, 07/01/2013	290,000	290,513
Ser. 09-A, 5.60%, 07/01/2016	1,915,000	1,917,183
Ser. 25-A, 4.65%, 07/01/2021	2,985,000	3,000,283
North Carolina HFA SFHRB, Ser. JJ, 6.15%, 03/01/2011	280,000	280,748

		5,744,314

INDUSTRIAL DEVELOPMENT REVENUE 6.2%
Columbus Cnty., NC Indl. Facs. PCRB, Intl. Paper Co. Proj., Ser. A, 5.85%, 12/01/2020	3,450,000	3,450,656
Haywood Cnty., NC Indl. Facs. & PCRRB, Solid Waste Disposal Proj., 6.40%, 11/01/2024	1,000,000	1,007,220
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Power & Light Co. Proj., 5.375%, 02/01/2017	8,130,000	8,616,580

		13,074,456

MISCELLANEOUS REVENUE 3.2%
Nash Cnty., NC Ltd. Obl. RB,, 5.00%, 10/01/2030, (LOC: Assured Gaurantee)	2,750,000	2,902,130
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 6.75%, 10/01/2037	3,500,000	3,897,110

		6,799,240

SPECIAL TAX 1.7%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A-1, 5.00%, 10/01/2039	1,500,000	1,493,040
Virgin Islands Pub. Fin. Auth. RRB:
Ser. C, 5.00%, 10/01/2022	1,000,000	1,013,870
Sr. Lien, Ser. B, 5.00%, 10/01/2025	1,000,000	1,018,620

		3,525,530

TRANSPORTATION 6.0%
North Carolina Ports Facs. Auth. RB, Ser. B, 5.00%, 02/01/2025	5,540,000	5,628,862
North Carolina Turnpike Auth. RB, Triangle Expressway Sys., Ser. A, 5.75%, 01/01/2039	6,500,000	6,982,300

		12,611,162

UTILITY 2.4%
Tennessee Energy Acquisition Corp. Gas RB, Ser. C, 5.00%, 02/01/2021	2,000,000	1,976,580
Tennessee Energy Acquisition Corp. RB, Ser. A, 5.25%, 09/01/2026	1,020,000	973,753
Texas Muni. Gas Acquisition & Supply Corp. RB, Ser. D, 5.625%, 12/15/2017	2,000,000	2,113,240

		5,063,573

WATER & SEWER 14.3%
Campbell Cnty., WY Solid Waste Facs. RB, Basin Elec. Power Coop., Ser. A, 5.75%, 07/15/2039	3,000,000	3,240,750
Cape Fear, NC Water & Sewer Sys. RB, 5.00%, 08/01/2035	10,000,000	10,569,400
Charlotte, NC Water & Sewer Sys. RB, 5.00%, 07/01/2038	6,480,000	6,896,275
Puerto Rico Aqueduct & Sewer Auth. RRB, Ser. A, 6.00%, 07/01/2038	4,000,000	4,192,800
Raleigh, NC Comb Enterprise Sys. RB, Ser. A, 5.00%, 03/01/2036	5,000,000	5,244,100

		30,143,325

Total Municipal Obligations (cost $200,109,093)		210,749,085

2

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.23% q ø ## (cost $585,728)	585,728	$585,728

Total Investments (cost $200,694,821) 100.0%		211,334,813
Other Assets and Liabilities 0.0%		(13,383)

Net Assets 100.0%		$211,321,430

§	Inverse floating rate security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corporation
EDA	Economic Development Authority
FRN	Floating Rate Note
HFA	Housing Finance Authority
IIFRN	Indexed Inverse Floating Rate Note
LOC	Letter of Credit
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of May 31, 2010:

North Carolina	82.0%
Puerto Rico	6.5%
Virgin Islands	3.5%
Wyoming	1.5%
South Carolina	1.4%
Tennessee	1.4%
Massachusetts	1.2%
Illinois	1.2%
Texas	1.0%
Non-state specific	0.3%

100.0%

On May 31, 2010, the aggregate cost of securities for federal income tax purposes was $200,713,152. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,837,979 and $216,318, respectively, with a net unrealized appreciation of $10,621,661.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

3

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2010 (unaudited)

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Municipal obligations	$0	$210,749,085	$0	$210,749,085
Short-term investments	585,728	0	0	585,728

	$585,728	$210,749,085	$0	$211,334,813

4

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as
EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: July 27, 2010

By:	/s/ Kasey Phillips
Kasey Phillips Principal Financial Officer

Date: July 27, 2010